As filed with the Securities and Exchange Commission on December 12, 2013
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                                            1933 Act Registration No. 333-182308
                                             1940 Act Registration No. 811-22717

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 33                                              [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 35                                                             [X]


                      FIRST TRUST EXCHANGE-TRADED FUND VI
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Exchange-Traded Fund VI
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] January 10, 2014 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 33

      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:


      The Facing Sheet

      The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 26, as it relates to First Trust High Income ETF and First Trust Low Beta Income ETF, each a series of the Registrant, until January 10, 2014. Parts A, B and C of the Registrant's Post-Effective Amendment No. 26 under the Securities Act of 1933 as it relates to First Trust High Income ETF and First Trust Low Beta Income ETF, filed on October 2, 2013, are incorporated by reference herein.

      Signatures

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 12th day of December, 2013.

                                      FIRST TRUST EXCHANGE-TRADED FUND VI



                                       By:  /s/ Mark R. Bradley
                                            -----------------------------------
                                            Mark R. Bradley, President and
                                            Chief Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                             TITLE                  DATE
                                      President and Chief    December 12, 2013
/s/ Mark R. Bradley                   Executive Officer
-----------------------------------
    Mark R. Bradley
                                      Treasurer, Chief
                                      Financial Officer      December 12, 2013
                                      and Chief Accounting
/s/ James M. Dykas                    Officer
-----------------------------------
    James M. Dykas

                                                )
James A. Bowen*                         Trustee )
                                                )
                                                )
Richard E. Erickson*                    Trustee )
                                                )
                                                )
Thomas R. Kadlec*                       Trustee )      BY:  /s/ W. Scott Jardine
                                                )           --------------------
                                                )           W. Scott Jardine
Robert F. Keith*                        Trustee )           Attorney-In-Fact
                                                )           December 12, 2013
                                                )
Niel B. Nielson*                        Trustee )
                                                )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Mark R. Bradley, Kristi A. Maher and Eric F. Fess, to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.